Summary of Significant Accounting Policies - Schedule of Receivables from Broker-Dealers and Clearing Organizations (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	$ 12,649,685	$ 4,002,982
Receivables from broker-dealers and clearing organizations for futures customer accounts [Member]
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	10,643,321	3,739,268
Receivables from broker-dealers and clearing organizations for securities customer accounts [Member]
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	74,563	97,425
Receivables from broker-dealers and clearing organizations for securities proprietary trading [Member]
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	$ 1,931,801	$ 166,289